Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree Polaris Foreign Value Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income.
Expense, Heading	rr_ExpenseHeading	Fee Table and Expenses of Foreign Value Small Cap Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Fund’s performance. During the most recent fiscal year, Foreign Value Small Cap Fund’s portfolio turnover rate was 8 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Small Cap Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap foreign markets issuers. Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets including emerging markets as well as a collective investment fund that invests at least 80 percent of its net assets in similar securities issued by other foreign markets issuers. Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $3 billion.

Foreign Value Small Cap Fund’s sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors. Second, it uses traditional valuation criteria to regularly screen a database of more than 16,000 companies worldwide to identify a pool of approximately 250 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a “watch-list” of companies which may be used if the valuation of a company held in Foreign Value Small Cap Fund’s portfolio falls below established limits.

Foreign Value Small Cap Fund’s sub-adviser may utilize options. The extent of the sub-adviser’s use of options may vary over time based on the sub-adviser’s assessment of market conditions and other factors. Foreign Value Small Cap Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Small Cap Fund may invest in other derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future. Foreign Value Small Cap Fund also may lend its securities. Foreign Value Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap foreign markets issuers. Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets including emerging markets as well as a collective investment fund that invests at least 80 percent of its net assets in similar securities issued by other foreign markets issuers. Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $3 billion.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Foreign Value Small Cap Fund. An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Small Cap Fund may have substantial investments.

Foreign, including Emerging Markets, Investing. Foreign Value Small Cap Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issurers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to government interference, and less liquid and efficient trading markets than those of developed countries.

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk. Foreign Value Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Foreign Value Small Cap Fund’s investments may prove to be incorrect.

Investments in Another Collective Investment Fund. To the extent that Small Cap Fund invests in another collective investment fund, such as a mutual fund or exchange-traded fund (ETF), its investment performance would be directly related to the investment performance of the other fund. It also would bear its proportionate share of any management and other fees paid by the other fund, subjecting Small Cap Fund shareholders to some duplication of fees.

Non-Diversification. Foreign Value Small Cap Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Sector. Foreign Value Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Small Cap Fund’s investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in Foreign Value Small Cap Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus

Non-Diversification. Foreign Value Small Cap Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table proude some indication of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund’s performance over time. The tables also compare Foreign Value Small Cap Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests. Past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares each commenced operations on May 1, 2008. R6 Shares commenced operations on February 6, 2017. Returns shown prior to a class’s commencement date are returns of Ordinary Shares that have been recalculated to reflect the gross fees and expenses of that class. Returns for Institutional Shares and R6 Shares would have been substantially similar to the returns of Ordinary Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the class are different.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table proude some indication of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Foreign Value Small Cap Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Total Returns – Ordinary Shares The bar chart below provides performance information for Foreign Value Small Cap Fund’s Ordinary Shares.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as of December 31, 2016 was 2.46%.
Best Quarter:	Q2 2009	53.73%
Worst Quarter:	Q4 2008	(28.49)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2016
Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	53.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Foreign Value Small Cap Fund | MSCI ACWI ex US Small Cap
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05	8.12%
Life of the Fund Since May 1, 2008	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 year	rr_ExpenseExampleYear01	$ 150
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	847
10 years	rr_ExpenseExampleYear10	$ 1,862
Annual Return 2009	rr_AnnualReturn2009	83.13%
Annual Return 2010	rr_AnnualReturn2010	20.70%
Annual Return 2011	rr_AnnualReturn2011	(20.02%)
Annual Return 2012	rr_AnnualReturn2012	27.11%
Annual Return 2013	rr_AnnualReturn2013	24.95%
Annual Return 2014	rr_AnnualReturn2014	6.54%
Annual Return 2015	rr_AnnualReturn2015	(1.49%)
Annual Return 2016	rr_AnnualReturn2016	2.46%
1 Year	rr_AverageAnnualReturnYear01	2.46%
5 Years	rr_AverageAnnualReturnYear05	11.30%
Life of the Fund Since May 1, 2008	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	11.08%
Life of the Fund Since May 1, 2008	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	9.18%
Life of the Fund Since May 1, 2008	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	699
10 years	rr_ExpenseExampleYear10	$ 1,563
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	11.59%
Life of the Fund Since May 1, 2008	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	630
10 years	rr_ExpenseExampleYear10	$ 1,404
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	11.74%
Life of the Fund Since May 1, 2008	rr_AverageAnnualReturnSinceInception	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008

[1]	The Manager has contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Small Cap Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Small Cap Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Small Cap Fund's net assets. This fee waiver only may be terminated with the approval of the Trustees.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2018 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Small Cap Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.